TAXATION (Tables)	6 Months Ended
Dec. 31, 2020
TAXATION
Schedule of current tax

	12/31/2020	12/31/2019
Current tax expense	(6,716,736)	(3,131,407)
Deferred tax	875,283	1,926,752
Total	(5,841,453)	(1,204,655)

Schedule of deferred tax assets and liabilities

	12/31/2020	12/31/2019
Beginning of the period deferred tax	(14,164,930)	(17,358,162)
Charge of the period	875,283	1,926,752
Charge to OCI	35,203	(795,619)
Conversion difference	(145,174)	1,886,127
Total net deferred tax	(13,399,618)	(14,340,902)

Schedule of reconciliation of the statutory tax rate to the effective tax rate

	12/31/2020	12/31/2019
(Loss) earning before income tax-rate 0%	(18,809,682)	3,265,949
Earning (loss) before income tax-rate 21%	5,796,740	(318,391)
Earning before income tax-rate 30%	14,283,092	2,929,178
Income tax charge by applying tax rate to profit before tax:	(5,502,243)	(811,891)
Share of profit or loss of subsidies, joint ventures and associates	1,481,341	719,033
Stock options charge	(29,199)	(239,312)
Rate change adjustment	(163,269)	(77,592)
Non-deductible expenses and untaxed gains	(138,273)	(33,642)
Representation expenses	(11,056)	(56,841)
Foreign investment coverage	250,662	381,154
Others	(29,321)	—
Result por inflation effect on monetary items and other finance results	(1,700,095)	(1,085,564)
Income tax expenses	(5,841,453)	(1,204,655)